ORGANIZATION AND PRINCIPAL ACTIVITIES	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.	Description of Organization and Business Operations

SMART KREATE GROUP LIMITED (the “Company”) was incorporated under the laws of the Cayman Islands on March 3, 2026. The Company and its wholly owned subsidiaries, SKG Merger Sub 1 Limited, a Cayman company, SKG Merger Sub 2 Limited, a British Virgin Islands company (collectively, the “Group”), was formed for the purpose of effecting a merger among Quetta Acquisition Corporation (“Quetta”), and Smart Kreate Group Limited, a British Virgin Islands (“BVI”) company, through a series of transactions (the “Business Combination”) pursuant to the Business Combination Agreement on March 6, 2026. As a result of the Business Combination, SKG Merger Sub 1 Limited and Smart Kreate Group Limited will be surviving entities and will become wholly owned subsidiaries of the Company, with the Company serving as a public listed company whose shares shall be traded on Nasdaq.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Smart Kreate Group Limited (“SKG”, or the “Company”) was incorporated in the British Virgin Islands (“BVI”) on November 28, 2023, under the laws of BVI. The Company commenced providing logistics technology solutions services by offering SaaS solutions designed to support logistics and last-mile delivery operations in August 2025.

The Company, through its consolidated subsidiaries (collectively referred to as the “Group”) is an integrated logistics and supply chain solutions provider primarily engaged in delivering logistics technology solutions and logistics services.

During fiscal year ended December 31, 2025, the Company completed certain acquisitions and obtained control over Times Express Limited, H2N Limited and Smart Minds Holdings Limited, which expanded the Group’s logistics technology and logistics service operations. Further information regarding these acquisitions is included in Note 3 to the Company’s financial statements for the fiscal year ended December 31, 2025.

As of June 30, 2026, details of the Company’s subsidiaries were as follows:

Name	Place and date of Incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
H2N Limited (“H2N”)	Hong Kong, December 3, 2013	100%	Parcel consolidation and cross-border logistic service
Times Express Limited (“TEX”)	Hong Kong, July 27, 2020	100%	Local logistic service
Oceanus Asia Opportunity 2 Limited	BVI, December 16, 2021	100%	Investment holdings
Smart Minds Holdings Limited (“Smart Minds”)	Hong Kong, March 24, 2023	62.5%	Logistics technology solution services
Smart Kreate Management Limited	Hong Kong, September 10, 2025	100%	Investment holdings
Smart Kreate Technology Limited	Seychelles, September 11, 2025	100%	Investment holdings

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Principal activities

Smart Kreate Group Limited (“SKG”, or the “Company”) was incorporated in the British Virgin Islands (“BVI”) on November 28, 2023, under the laws of BVI. For the period from November 28, 2023 (inception) through July 31, 2025, the Company did not generate operating revenues and had not commenced substantive commercial operations. All activities during this period related to the Company’s organizational and formation activities, capital raising efforts, evaluation of potential business opportunities and acquisition targets, establishment of its corporate structure, and preparation for the development of logistics management, technology innovation, and customer-centric service delivery. In August 2025, the Company commenced providing logistics technology solutions services by offering SaaS solutions designed to support logistics and last-mile delivery operations.

The Company, through its consolidated subsidiaries (collectively referred to as the “Group”) is an integrated logistics and supply chain solutions provider primarily engaged in delivering logistics technology solutions and logistics services. The Group has built expertise in logistics management, technology innovation, and customer-centric service delivery, serving customers across multiple geographies and industry verticals with diversified revenue streams that reflect its ability to capture value at multiple points along the logistics value chain.

History of the Group and Basis of Presentation

Acquisition of Times Express Limited and H2N Limited

On August 25, 2025, the Company entered into a Sale and Purchase Agreement with the shareholders of Times Express Limited (“TEX”) and H2N Limited (“H2N”), for the acquisition of 100% equity interests of TEX and H2N. The Company obtained control over TEX and H2N on August 26, 2025.

Acquisition of Smart Minds Holdings Limited (“Smart Minds”)

From July 12, 2024 to October 28, 2025, the Company entered into a series of Supplemental Share Subscription Agreements with the shareholders of Smart Minds to subscribe additional 13,708,428 shares of Smart Minds, following the same subscription price of US$ 0.1158 per share in accordance with the Share Subscription Agreement dated on June 14, 2024. On November 3, 2025, all shareholders of Smart Minds agreed to grant the approval to the Board of Directors for the allotment of the shares subscribed by the Group from June 14, 2024 to October 28, 2025. The Company increase its equity interest in Smart Minds from 24.9% to 62.5%, and obtained the control over Smart Minds from November 12, 2025.

As of December 31, 2025, details of the Company’s subsidiaries were as follows:

Name	Place and date of Incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
H2N Limited (“H2N”)	Hong Kong, December 3, 2013	100%	Parcel consolidation and cross-border logistic service
Times Express Limited (“TEX”)	Hong Kong, July 27, 2020	100%	Local logistic service
Oceanus Asia Opportunity 2 Limited	BVI, December 16, 2021	100%	Investment holdings
Smart Minds Holdings Limited (“Smart Minds”)	Hong Kong, March 24, 2023	62.5%	Logistics technology solution services
Smart Kreate Management Limited	Hong Kong, September 10, 2025	100%	Investment holdings
Smart Kreate Technology Limited	Seychelles, September 11, 2025	100%	Investment holdings